Debt	12 Months Ended
Dec. 31, 2011
Debt
14.	Debt

	Carrying Amount as of December 31		Annual effective Interest Rate (%)			Principal in Currency of Debt upon Issuance	Maturity
	2011	2010	2011	2010	2009
Senior Notes	$323,474		6.25			250,000 EUR	Apr. 15, 2018
Revolving credit facility:
Euro-denominated	58,225		3.31				Apr. 8, 2016
USD-denominated	128,100		2.22				Apr. 8, 2016
GBP-denominated	52,667		2.66				Apr. 8, 2016
Total Revolving credit facility	$238,992
Other bank loans	17,152	$89,181	Various	Various	Various		Various
Capital leases	108	388
Senior facility agreement:
Tranch B Euro-denominated		260,254	3.75	3.03	2.80	227,190 EUR	Terminated
Tranch B USD-denominated		115,137	3.03	2.30	2.29	137,076 USD	Terminated
Tranch C Euro-denominated		260,330	4.25	3.53	3.30	227,190 EUR	Terminated
Tranch C USD-denominated		115,167	3.53	2.80	2.79	137,076 USD	Terminated
Total Senior facility agreement		750,888

Total debt	$579,726	$840,457
Thereof:
Noncurrent debt	$573,633	$822,447
Current debt	$6,093	$18,010

The following table presents the maturity of principal payments for debt (other than capital leases):

Debt Principal Payments
2012	$6,055
2013	11,097
2014	0
2015	0
2016	238,992
Years 2017 -2018	323,474
$579,618

In the second quarter of 2011 Elster Group refinanced all of the outstanding indebtedness under its old senior facilities agreement (“SFA”) which resulted in the principal repayment of $866,627 and the termination of the SFA. The funds used to repay the SFA consisted of $109,380 in available cash, $359,131 of funds from the issuance of €250 million senior notes due in April 2018 (“Senior Notes”), and $398,117 of funds drawn from a new multicurrency revolving credit and bank guarantee facilities agreement (“RCF”). The refinancing resulted in a $13,438 write-off of unamortized deferred financing fees associated with the SFA that is presented as loss on extinguishment of debt in the consolidated statement of operations.

The Senior Notes have a coupon rate of 6.25% and interest is paid semi-annually. Elster Group capitalized deferred financing fees of $8,011 for the Senior Notes issuance that will be amortized into interest expense over the seven year term.

The RCF includes a syndicate of 13 banks and consists of a €450 million multicurrency revolving credit facility and a €140 million multicurrency revolving letter of guarantee facility, each maturing in April 2016. Loans granted under the RCF bear interest at a variable rate (Euribor or Libor) plus an applicable margin. Elster Group capitalized deferred financing fees of $12,580 for the origination of the RCF that will be amortized into interest expense over the five year term. At December 31, 2011 there was $342,631 available capacity under the RCF credit facility.

The RCF and Senior Notes include certain affirmative and negative covenants including the incurrence of additional indebtedness, the maintenance of a maximum leverage ratio, and a minimum interest coverage ratio. Elster Group is in compliance with all debt covenants as of December 31, 2011.

In 2010 Elster Group recognized $2,378 of incremental financing fees because of the repayments of the SFA in connection with the initial public offering (See note 15- Equity and shareholder loan for more information on the initial public offering). The 2011 write-off of financing fees associated with the refinancing were presented as a separate line item in the statement of operations as loss on extinguishment of debt, this comparative amount in 2010 has been reclassified accordingly.